Organization and Description of Business - Additional Information (Detail) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended
	Nov. 22, 2013	Oct. 31, 2013	Sep. 30, 2013	Mar. 31, 2014 Segment	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 20, 2006
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of operating segment				1
Gross proceeds from issuance of common stock and warrants in a private placement	$ 2,700,000		$ 26,800,000
Additional proceeds from venture debt financing			5,000,000
Venture debt financing loan agreement amount			10,000,000					30,000,000
Net proceeds after deducting placement agent fees and estimated offering expenses			28,800,000
Issued shares of common stock in cancellation of debt			16,900,000
Net proceeds from issuance of private placement		2,200,000	22,800,000
Net losses				(10,062,000)	(2,628,000)	(10,073,000)	(11,255,000)
Cash flows from operating activities				(5,011,000)	(2,159,000)	(8,458,000)	(11,293,000)
Accumulated deficit				$ (358,904,000)		$ (348,842,000)	$ (329,480,000)